Commitments and Contingent Liabilities	3 Months Ended
Mar. 31, 2025
Commitments and Contingent Liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 9: - COMMITMENTS AND CONTINGENT LIABILITIES

a.	Liens and guarantees:

As of March 31, 2025, the Company has provided bank guarantees in respect of performance obligation to customers in an aggregate amount of approximately $ 463, in addition to bank guarantees in favor of leases agreements in an aggregate amount of approximately $ 417.

b.	Litigations:

On November 2, 2021 two founders and six employees of Netonomy Ltd., a company acquired by Allot in January, 2018, filed a civil claim against Allot (the “plaintiffs”), alleging that Allot breached certain clauses of the share acquisition agreement claiming damages in the amount of app. $ 834. Allot has filed its defense statement refuting all claims and denying any breach and obligation to compensate. On March 6, 2023 the Company signed a settlement agreement with the two founders in which the Company will be pay both founders an amount of $ 260 and the founders will waive their claim.

There are ongoing legal proceedings against the rest. As of March 31, 2025, the results of this claim cannot be estimated.